Investment In Films and Television Programs and Program Rights (Tables)	12 Months Ended
Mar. 31, 2018
Investment In Films And Television Programs and Program Rights [Abstract]
Investment In Films And Television Programs and Program Rights

	March 31, 2018(1)	March 31, 2017(1)
	(Amounts in millions)
Motion Pictures Segment - Theatrical and Non-Theatrical Films
Released, net of accumulated amortization	$410.5	$610.5
Acquired libraries, net of accumulated amortization	2.1	2.3
Completed and not released	55.0	24.1
In progress	347.2	169.3
In development	24.6	29.7
	839.4	835.9
Television Production Segment - Direct-to-Television Programs
Released, net of accumulated amortization	238.9	230.6
In progress	186.6	196.0
In development	4.8	7.3
	430.3	433.9
Media Networks Segment
Released program rights, net of accumulated amortization	616.9	639.3
In progress	45.6	92.1
In development	30.0	4.1
	692.5	735.5

Intersegment eliminations	(17.0)	(14.1)

Investment in films and television programs and program rights, net	1,945.2	1,991.2
Less current portion of program rights	(253.2)	(261.7)
Non-current portion	$1,692.0	$1,729.5

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(1)	As a result of the segment reorganization during the three months ended June 30, 2018 (see Note 15),